Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37959
Entity Registrant Name	trivago N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Kesselstraße 5 - 7
Entity Address, Postal Zip Code	40221
Entity Address, City or Town	Düsseldorf
Entity Address, Country	DE
Title of 12(b) Security	American Depositary Shares, each representing five Class A shares, nominal value €0.06 per share
Trading Symbol	TRVG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001683825
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	114,059,630
Class B common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	237,476,895
Business contact
Document Information [Line Items]
Entity Address, Address Line One	Kesselstraße 5 - 7
Entity Address, Postal Zip Code	40221
Entity Address, City or Town	Düsseldorf
Entity Address, Country	DE
Contact Personnel Name	Johannes Thomas
Country Region	+49
City Area Code	211
Local Phone Number	3876840000